UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07813
                                                    ----------------------------

                              KOBREN INSIGHT FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          20 William Street, Suite 310
                                  P.O. Box 9135
                            WELLESLEY HILLS, MA 02481
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Gail A. Hanson, Esq.
                                    PFPC Inc.
                           99 High Street, 27th Floor
                                BOSTON, MA 02110
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-338-4057
                                                            ------------

                   Date of fiscal year end: DECEMBER 31, 2004
                                            -----------------

                  Date of reporting period: SEPTEMBER 30, 2004
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

--------------------------------------------------------------------------------
                               Kobren Growth Fund
                            PORTFOLIO OF INVESTMENTS
                         September 30, 2004 (unaudited)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
        SHARES          MUTUAL FUNDS - 100.07%                                          VALUE
-----------------------------------------------------------------------------------------------
                        LARGE CAP GROWTH - 26.38%
-----------------------------------------------------------------------------------------------
        146,578         Fidelity Blue Chip Growth Fund                          $     5,685,773
         74,731         Fidelity Capital Appreciation Fund                            1,839,130
        231,166         T. Rowe Price Blue Chip Growth Fund                           6,560,497
                                                                                ---------------
                                                                                     14,085,400

                        MID CAP VALUE - 21.35%
-----------------------------------------------------------------------------------------------
        129,761         Longleaf Partners Fund                                        3,890,237
        240,618         Oakmark Select Fund - Class I                                 7,507,288
                                                                                ---------------
                                                                                     11,397,525

                        INTERNATIONAL - 20.53%
-----------------------------------------------------------------------------------------------
        200,281         Artisan International Small Cap Fund                          3,284,601
        210,098         Julius Baer International Equity Fund - Class I               5,920,561
        130,328         SSgA Emerging Markets Fund                                    1,752,912
                                                                                ---------------
                                                                                     10,958,074

                        SMALL CAP VALUE - 8.41%
-----------------------------------------------------------------------------------------------
        151,127         Longleaf Partners Small Cap Fund                              4,491,505

                        LARGE CAP VALUE - 7.55%
-----------------------------------------------------------------------------------------------
         80,869         Fidelity Equity-Income Fund                                   4,028,898

                        SPECIALTY - 6.82%
-----------------------------------------------------------------------------------------------
        230,819         PIMCO Commodity RealReturn Strategy Fund - Class I            3,642,327

                        BOND - 5.82%
-----------------------------------------------------------------------------------------------
        327,907         Fidelity Advisor High Income Fund - Class I                   3,105,281

                        MONEY MARKET FUND - 3.21%
-----------------------------------------------------------------------------------------------
      1,712,541         Dreyfus Cash Management Plus Fund (1)                         1,712,541

                        TOTAL MUTUAL FUNDS
                        (COST $43,341,699)                                           53,421,551
                                                                                ---------------

TOTAL INVESTMENTS                                                      100.07%       53,421,551
(Cost $43,341,699*)

LIABILITIES NET OF CASH AND OTHER ASSETS                                -0.07%          (37,658)
                                                                   -----------  ---------------
TOTAL NET ASSETS                                                       100.00%  $    53,383,893
                                                                   ===========  ===============

-----------------------------------------------------------------------------------------------
(1) An affiliate of the Custodian.

* For Federal income tax purposes, cost is $43,341,699 and appreciation (depreciation) is as follows:
                  Unrealized appreciation:         $10,099,345
                  Unrealized depreciation:             (19,493)
                                                   -----------
                  Net unrealized appreciation:     $10,079,852
                                                   ===========

For more information with regards to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

                               Delphi Value Fund
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                            VALUE
          COMMON STOCKS - 96.29%
----------------------------------------------------------
          AEROSPACE/TECHNOLOGY - 3.87%
----------------------------------------------------------
  177,398 Applied Micro Circuits Corp. (1)  $     555,256
   92,300 Integrated Silicon Solution,
          Inc. (1)                                671,021
   86,075 Kemet Corp. (1)                         696,347
   92,700 LSI Logic Corp. (1)                     399,537
   91,200 Micron Technology, Inc. (1)           1,097,136
  108,000 Western Digital Corp. (1)               949,320
                                            --------------
                                                4,368,617

          BANKING - 10.47%
----------------------------------------------------------
   40,000 Banknorth Group, Inc.                 1,400,000
   34,200 Citigroup, Inc.                       1,508,904
   71,000 Colonial BancGroup, Inc.              1,451,950
   50,400 Community Bank System, Inc.           1,266,552
   31,850 North Fork Bancorporation, Inc.       1,415,733
   76,500 Southwest Bancorp, Inc.               1,686,825
   28,400 Webster Financial Corp.               1,402,676
   28,615 Wells Fargo & Co.                     1,706,312
                                            --------------
                                               11,838,952

          BASIC MATERIALS - 5.15%
----------------------------------------------------------
   37,600 Alcoa, Inc.                           1,262,984
   30,050 Cytec Industries, Inc.                1,470,947
   33,200 Dow Chemical Co.                      1,499,976
   40,500 Inco, Ltd. (1)                        1,581,525
                                            --------------
                                                5,815,432

          CONGLOMERATES - 5.41%
----------------------------------------------------------
    1,151 Berkshire Hathaway, Inc.,
          Class B (1)                           3,304,521
   19,200 Norsk Hydro ASA, SP ADR               1,406,208
   21,800 Textron, Inc.                         1,401,086
                                            --------------
                                                6,111,815

          CONSTRUCTION & REAL ESTATE - 5.41%
----------------------------------------------------------
   24,700 Boston Properties, Inc., REIT         1,368,133
   49,627 D.R. Horton, Inc.                     1,643,150
   30,830 Lennar Corp., Class A                 1,467,508
   35,400 Toll Brothers, Inc. (1)               1,640,082
                                            --------------
                                                6,118,873

          CONSUMER RELATED - 2.17%
----------------------------------------------------------
   51,000 Disney (Walt) Co.                     1,150,050
   21,700 Whirlpool Corp.                       1,303,953
                                            --------------
                                                2,454,003

          ENERGY - 9.89%
----------------------------------------------------------
   79,600 Denbury Resources, Inc. (1)           2,021,840
   37,058 GlobalSantaFe Corp.                   1,135,828
   38,650 Nexen, Inc.                           1,615,183
   15,400 Pogo Producing Co.                      730,730
   67,200 Talisman Energy, Inc.                 1,740,480
   56,500 Whiting Petroleum Corp. (1)           1,717,600
   68,166 XTO Energy, Inc.                      2,214,032
                                            --------------
                                               11,175,693

          FINANCIAL SERVICES - 8.42%
----------------------------------------------------------
   26,800 American Express Co.                  1,379,128
   17,084 Bear Stearns Cos., Inc.               1,642,968
   14,700 Goldman Sachs Group, Inc.             1,370,628
   27,500 H&R Block, Inc.                       1,359,050
   25,615 iStar Financial, Inc., REIT           1,056,106
   18,000 Lehman Brothers Holdings, Inc.        1,434,960
   25,755 Morgan Stanley                        1,269,721
                                            --------------
                                                9,512,561

          FOOD & BEVERAGE - 2.34%
----------------------------------------------------------
   51,600 Pepsi Bottling Group, Inc.            1,400,940
   83,500 Ryan's Restaurant Group, Inc. (1)     1,239,140
                                            --------------
                                                2,640,080

          INSURANCE - 8.35%
----------------------------------------------------------
   60,000 Aspen Insurance Holdings, Ltd.        1,380,600
   39,000 IPC Holdings, Ltd.                    1,482,390
   34,400 Montpelier Re Holdings, Ltd.          1,261,792
   25,000 Radian Group, Inc.                    1,155,750
   31,200 RenaissanceRe Holdings, Ltd.          1,609,296
   32,060 SAFECO Corp.                          1,463,539
   14,600 XL Capital, Ltd., Class A             1,080,254
                                            --------------
                                                9,433,621

 SHARES                                           VALUE
          MANUFACTURING - 5.39%
----------------------------------------------------------
   37,850 American Axle & Manufacturing
          Holdings,                          $  1,107,491
  150,575 Lamson & Sessions Co. (1)             1,370,233
   23,800 Lear Corp.                            1,295,910
   44,275 Masco Corp.                           1,528,816
   98,000 Polyair Inter Pack, Inc. (1)            793,800
                                            --------------
                                                6,096,250

          PHARMACEUTICALS - 1.78%
----------------------------------------------------------
   28,400 Merck & Co., Inc.                       937,200
   35,300 Pfizer, Inc.                          1,080,180
                                            --------------
                                                2,017,380

          PUBLISHING & BROADCASTING - 15.23%
----------------------------------------------------------
   49,900 Comcast Corp., Class A (1)            1,393,208
   48,350 Cox Communications, Inc.,
          Class A (1)                           1,601,835
   23,800 Dow Jones & Co., Inc.                   966,518
   21,150 Gannett, Inc.                         1,771,524
   30,000 Lee Enterprises, Inc.                 1,390,200
  140,600 Liberty Media Corp., Class A (1)      1,226,032
   20,600 McClatchy Co., Class A                1,459,098
   14,700 McGraw-Hill Cos., Inc.                1,171,443
   40,400 News Corp., Ltd., SP ADR              1,327,948
   31,500 Pulitzer, Inc.                        1,556,100
   41,100 Viacom, Inc., Class B                 1,379,316
    2,135 Washington Post Co., Class B          1,964,200
                                          ---------------
                                               17,207,422

           RETAIL - 5.40%
----------------------------------------------------------
   21,900 Abercrombie & Fitch Co., Class A        689,850
   32,300 Ethan Allen Interiors, Inc.           1,122,425
   28,300 Federated Department Stores, Inc.     1,285,669
   29,225 May Department Stores Co. (The)         749,037
   64,800 Pier 1 Imports, Inc.                  1,171,584
   46,500 Ross Stores, Inc.                     1,089,960
                                           ---------------
                                                6,108,525

          TEXTILES & APPAREL - 3.49%
----------------------------------------------------------
   32,500 Jones Apparel Group, Inc.             1,163,500
   39,600 Liz Claiborne, Inc.                   1,493,712
   35,500 Polo Ralph Lauren Corp.               1,291,135
                                           ---------------
                                                3,948,347

          TRANSPORTATION - 3.52%
----------------------------------------------------------
  133,700 OMI Corp.                             2,141,874
   42,530 Teekay Shipping Corp.                 1,832,618
                                           ---------------
                                                3,974,492

          TOTAL COMMON STOCKS                 108,822,063
          (Cost $78,208,434)

          INVESTMENT COMPANY - 4.45%
5,030,295 Dreyfus Cash Management Plus
          Fund (2)                              5,030,295
                                           ---------------

          TOTAL INVESTMENT COMPANY              5,030,295
                                           ---------------
          (Cost $5,030,295)

          TOTAL INVESTMENTS - 100.74%         113,852,358
          (Cost $83,238,729*)

          LIABILITIES NET OF CASH &
             OTHER ASSETS                        (832,381)
                                           ---------------

          TOTAL NET ASSETS - 100.00%       $  113,019,977
                                           ===============

----------------------------------------------------------
      (1) Non-income producing.
      (2) An affiliate of the Custodian.

    REIT  Real Estate Investment Trust
  SP ADR  Sponsored American Depositary Receipt


       * For Federal income tax purposes, cost is $83,238,729 and appreciation (depreciation) is as follows:

              Unrealized appreciation      $   33,918,570
              Unrealized depreciation          (3,304,941)
                                           ---------------
              Net unrealized appreciation      30,613,629
                                           ===============

For more information with regards to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) KOBREN INSIGHT FUNDS
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ ERIC M. KOBREN
                         -------------------------------------------------------
                           Eric M. Kobren, Chairman & President
                           (principal executive officer)

Date              NOVEMBER 1, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ ERIC M. KOBREN
                         -------------------------------------------------------
                           Eric M. Kobren, Chairman & President
                           (principal executive officer)

Date              NOVEMBER 1, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ ERIC J. GODES
                         -------------------------------------------------------
                           Eric J. Godes, Chief Financial Officer, Vice
                           President, Treasurer & Secretary
                           (principal financial officer)

Date              NOVEMBER 1, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.